SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                            August 19, 2016

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re: AB Global Thematic Growth Fund, Inc. (the "Fund") File Nos. 2-70427 and 811-03131
                 ------------------------------------------------

Dear Sir or Madam:

            Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), we are filing Post-Effective Amendment No. 68 under the 1933 Act and Amendment No. 64 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the Fund. We are making this filing for the purposes of reflecting:

      (1) a change to the name of the Fund to AB Sustainable Global Thematic Fund, Inc.; and

      (2) amendments to the Fund's principal investment strategies corresponding to the change to the Fund's name.

            Disclosure, other than that described above, in the Fund's prospectus and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 68.

            Please call me at the above-referenced number if you have any questions regarding the attached.


                                                   Sincerely,

                                                   /s/ Ivy Wafford Duke
                                                   --------------------
                                                       Ivy Wafford Duke

Attachment
cc:  Nancy Hay
     Paul M. Miller